Multi-Manager US Small Cap Equity Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	116 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 2000® Total Return Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.81%	6.09%	9.94%
Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.14%	14.60%
Class P Shares
Prospectus [Line Items]
Average Annual Return, Percent		5.61%	4.63%	7.88%
Performance Inception Date	Apr. 29, 2016
Class P Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.92%	2.33%	6.16%
Class P Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.66%	3.09%	5.84%